CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and bank balances [Line Items]
Restricted cash, current portion	$ 2,875	$ 3,319
Cash on hand	518	566
Cash at bank	103,725	37,376
Cash and bank balances	107,118	41,261
Less: Restricted cash, current portion	(2,875)	(3,319)
Cash and cash equivalents in the statements of cash flows	104,243	37,942
Restricted cash
Current and Non Current	9,524	12,623
Short Term [Member]
Restricted cash
Current	2,875	3,319
Long Term [Member]
Restricted cash
Non-current	$ 6,649	$ 9,304